Statement -UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (1,441,466)	$ (188,252)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	32,330	505
Amortization of intangible assets	183,427
Loss on disposal of equipment	1,275
Imputed and amortized interest		2,943
Amortized interest from notes payable	88,345
Loss on issuance of notes payable	250,997
Change in fair value of notes payable	274,867
Loss on extinguishment of notes payable	138,365
Stock based compensation to consultants	75,485
Amortization of operating lease right-of-use assets	(28,985)
Deferred income taxes	(110)
Accounts receivable	(204,994)
Inventories	871,615
Amounts due from related parties	(88,782)
Prepayments and other current assets	(2,437,852)
Operating lease right-of-use assets, net	13,062
Accounts receivable, non-current	44,731
Accounts payable	(393,891)	421
Accounts payable, related parties	4,422	1,728
Contract liabilities	1,382,316
Amounts due to related parties	(4,581)	(44,848)
Operating lease liabilities	18,894
Accrued expenses and other current liabilities	(1,007,763)	103,173
Net cash used in operating activities	(2,228,293)	(124,330)
Cash flows from investing activities:
Purchase of equipment	(52,222)	(789)
Cash acquired from the acquisition of AI UltraProd		364,311
Net cash provided by investing activities	(52,222)	363,522
Cash flows from financing activities:
Issuance of common shares for cash		5,000
Proceeds from notes payable	1,003,200	26,372
Increase in amounts due to related parties		103,273
Redemption of notes payable	(439,865)
Proceeds from short-term borrowings	2,417,048
Repayments on short-term borrowings	(1,467,922)
Proceeds from a non-controlling shareholder	730,241
Net cash provided by financing activities	2,242,702	134,645
Net increase (decrease) in cash	(37,813)	373,837
Cash – beginning of period	233,825
Effects of exchange rate changes on cash	115,699
Cash – end of period	311,711	373,837
Cash paid for income taxes
Cash paid for interest	67,448	25,577
Non-cash financing activities:
Accretions of redeemable NCI to redemption value	46,227
Issuance of shares to consultants	$ 75,485